Post-employment benefits - Benefit Obligation and Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	€ 25	€ 114	€ 37
GB
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	16	139	65
Rest of world
Reconciliation of benefit obligation:
Return on plan assets less/(greater) than discount rate	9	(25)	(28)
Benefit obligation
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	1,505	1,556
Service cost	19	19
Past service (credit)/cost	(6)	(3)
Interest costs on defined benefit obligation	67	64
Plan participants’ contributions	73	31
Actuarial loss/(gain) – experience	(5)	(4)
Actuarial loss/(gain) – demographic assumptions	5	(1)
Actuarial gain – financial assumptions	(42)	(170)
Benefit payments	(114)	(106)
Administrative expenses	1	1
Acquisition of CCBPI	0	72
Currency translation adjustment	(59)	46
Net defined benefit liability (asset) at end of period	1,444	1,505	1,556
Benefit obligation | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	909	1,008
Service cost	0	0
Past service (credit)/cost	0	(5)
Interest costs on defined benefit obligation	48	46
Plan participants’ contributions	0	0
Actuarial loss/(gain) – experience	4	(1)
Actuarial loss/(gain) – demographic assumptions	5	(1)
Actuarial gain – financial assumptions	(16)	(149)
Benefit payments	(36)	(33)
Administrative expenses	0	0
Acquisition of CCBPI	0	0
Currency translation adjustment	(44)	44
Net defined benefit liability (asset) at end of period	870	909	1,008
Benefit obligation | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	596	548
Service cost	19	19
Past service (credit)/cost	(6)	2
Interest costs on defined benefit obligation	19	18
Plan participants’ contributions	73	31
Actuarial loss/(gain) – experience	(9)	(3)
Actuarial loss/(gain) – demographic assumptions	0	0
Actuarial gain – financial assumptions	(26)	(21)
Benefit payments	(78)	(73)
Administrative expenses	1	1
Acquisition of CCBPI	0	72
Currency translation adjustment	(15)	2
Net defined benefit liability (asset) at end of period	574	596	548
Plan assets
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(1,544)	(1,532)
Interest costs on defined benefit obligation	(67)	(61)
Return on plan assets less/(greater) than discount rate	(25)	(114)
Plan participants’ contributions	(73)	(31)
Employer contributions	40	40
Benefit payments	114	106
Acquisition of CCBPI	0	(57)
Currency translation adjustment	53	(43)
Net defined benefit liability (asset) at end of period	(1,532)	(1,544)	(1,532)
Plan assets | GB
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(854)	(931)
Interest costs on defined benefit obligation	(45)	(42)
Return on plan assets less/(greater) than discount rate	(16)	(139)
Plan participants’ contributions	0	0
Employer contributions	12	11
Benefit payments	36	33
Acquisition of CCBPI	0	0
Currency translation adjustment	42	(42)
Net defined benefit liability (asset) at end of period	(817)	(854)	(931)
Plan assets | Rest of world
Reconciliation of benefit obligation:
Net defined benefit liability (asset) at beginning of period	(690)	(601)
Interest costs on defined benefit obligation	(22)	(19)
Return on plan assets less/(greater) than discount rate	(9)	25
Plan participants’ contributions	(73)	(31)
Employer contributions	28	29
Benefit payments	78	73
Acquisition of CCBPI	0	(57)
Currency translation adjustment	11	(1)
Net defined benefit liability (asset) at end of period	€ (715)	€ (690)	€ (601)